Prepaid Expenses - Additional Information (Details) - USD ($) $ in Millions	Aug. 31, 2021	Jan. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Increase in Prepaid Expenses	$ 3.2
Prepaid expenses and other current assets		$ 1.8